SCHEDULE OF INTANGIBLE ASSETS, NET (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Store operating rights	[1]	$ 407,511	$ 403,338
Customer lists		1,564,001	1,547,983
Intangible assets, gross		1,971,512	1,951,321
Accumulated amortization		(870,603)	(295,149)
Balance, end of period		$ 1,100,909	$ 1,656,172

[1]	Store operating rights have an indefinite useful life.